Summary of significant accounting policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2023
Leasehold Improvements
Property, Equipment and Software
Estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Computers and Electronic Equipment | Minimum
Property, Equipment and Software
Estimated useful lives	3 years
Computers and Electronic Equipment | Maximum
Property, Equipment and Software
Estimated useful lives	5 years
Mechanical Equipment
Property, Equipment and Software
Estimated useful lives	5 years
Mining Equipment
Property, Equipment and Software
Estimated useful lives	1 year 6 months
Motor Vehicles
Property, Equipment and Software
Estimated useful lives	5 years
Software
Property, Equipment and Software
Estimated useful lives	3 years